Financial instruments (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Contractual Maturities

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest) on an undiscounted basis:

June 30, 2025

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$24,836	$1,903	$-	$-	$-	$26,739
Convertible debentures	1,145	-	-	-	-	1,145
Due to related parties	82	-	-	-	-	82
Short-term borrowings	4,077	-	-	-	-	4,077
Trade and other payables	41,638	-	-	-	-	41,638
Total	71,778	1,903	-	-	-	73,681

September 30, 2024

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$31,575	$-	$696	$-	$-	$32,271
Convertible debentures	2,230	-	-	-	-	2,230
Due to related parties	288	-	-	-	-	288
Short-term borrowings	3,715	-	-	-	-	3,715
Trade and other payables	41,697	-	-	-	-	41,697
Total	79,505	-	696	-	-	80,201

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest):

September 30, 2024

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$42,651	$-	$940	$-	$-	$43,591
Bank indebtedness	5,019	-	-	-	-	5,019
Convertible debentures	3,012	-	-	-	-	3,012
Trade and other payables	53,893	-	-	-	-	53,893
Total	106,560	1,638	2,462	1,212	3,224	115,096

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

September 30, 2023

(in thousands)	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Long-term borrowings	$42,505	$-	$-	$-	$-	$42,505
Bank indebtedness	3,257	-	-	-	-	3,257
Convertible debentures	1,239	-	-	-	-	1,239
Trade and other payables	38,933	-	-	-	-	38,933
Total	87,572	1,432	1,001	851	1,568	92,424